LINE OF CREDIT (Details Textual) (USD $)	1 Months Ended				1 Months Ended
	Jul. 23, 2012	Jul. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Jun. 30, 2011 J P Morgan [Member]	Jun. 28, 2011 J P Morgan [Member]
Debt Instrument, Maturity Date					Jun. 28, 2012
Debt Instrument, Maturity Date, Description	the Company entered into a business loan extension agreement with JPMorgan Chase Bank to extend the loan for three months from the original maturity date.
Line of Credit Facility, Maximum Borrowing Capacity						$ 1,000,000
Debt Instrument, Description of Variable Rate Basis		The adjustable interest rate is a rate per annum equal to the sum of an index, which is the LIBOR Rate plus 1.914 percentage point(s)
Line of Credit, Current			250,000	1,000,000
Line of Credit Facility, Interest Rate at Period End			2.9138%	2.207%
Restricted Cash and Cash Equivalents, Current			$ 250,000	$ 1,000,000